Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

24. Related party transactions

Related party transactions at voxeljet mainly consist of transactions with individuals on the Management Board and Supervisory Board.

Key management is defined as those individuals having authority and responsibility for planning, directing and controlling the activities of the Company within their function and within the interest of the Company.

The following table presents the amount and components of Management Board compensation:

MANAGEMENT COMPENSATION

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Fixed compensation	778	644	506
Compensation arisen from stock option plan	231	--	--
Total	1,009	644	506

Management Board remuneration currently consists of a fixed monetary remuneration, other fixed benefits (including Company car allowances and contributions to a defined contribution plan), a variable bonus as well as the participation in a stock options plan, which was executed  on April 7, 2017.

Transactions with related parties

A related party relationship could have an effect on the profit and loss and financial position of the Company. Defined as related parties are individuals or other third parties with whom voxeljet has common control relationships.

OTHER RELATED PARTIES

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003-Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999-Current

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 2, in each of 2017, 2016 and 2015. In addition, Franz Industriebeteiligungen AG received payments related to the use of certain paintings which are placed in the administrative building in Friedberg. Associated rental expenses amount to kEUR 2 in each of 2017, 2016, and 2015.

Further, voxeljet acquired goods amounting to kEUR 15, kEUR 15, and kEUR 38 in 2017, 2016 and 2015 from ‘Schlosserei und Metallbau Ederer’, which is owned by the brother of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.